VARIABLE INTEREST ENTITIES (VIEs) - SUMMARY OF PAYMENT OBLIGATIONS UNDER THE BAREBOAT CHARTER (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
2016	$ 6,412
2017	12,825
2018	12,825
2019	12,825
2020	12,824
After 2020	61,982
Additional variable rental payments payable over the lifetime of the lease	$ 83,100
Eskimo SPV Agreement | Golar Eskimo | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.36%
Tundra SPV Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2016	$ 5,931
2017	11,863
2018	11,863
2019	11,863
2020	11,863
After 2020	57,336
Additional variable rental payments payable over the lifetime of the lease	$ 73,700
Tundra SPV Agreement | Golar Tundra | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.38%